Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	CapsoVision, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42705
Entity Tax Identification Number	20-3369494
Entity Address, Address Line One	18805 Cox Avenue
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Saratoga
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95070
City Area Code	(408)
Local Phone Number	624-1488
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, $0.001 par value per share
Trading Symbol	CV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001378325
Amendment Flag	false